                                                           February 4, 2005
                                                                  Supplement

[MORGAN STANLEY LOGO OMITTED]

            SUPPLEMENT DATED FEBRUARY 4, 2005 TO THE PROSPECTUS OF
              MORGAN STANLEY SELECT DIMENSIONS INVESTMENT SERIES
                              CLASS X and CLASS Y
                         THE FLEXIBLE INCOME PORTFOLIO
                               Dated May 1, 2004

     The fifth paragraph of the section of the Prospectus titled "Portfolio
Management" is hereby replaced by the following:

     Flexible Income Portfolio -- The Portfolio is managed within the
     Taxable-Fixed Income team. Current members of the team include W. David
     Armstrong, Roberto Sella, Sheila Finnerty and Abigail McKenna, Managing
     Directors of the Investment Adviser.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                             LIT SPT SD FI 02/05